Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Aspire Biopharma Inc [Member]	Common Stock [Member]	Preferred Stock [Member] Aspire Biopharma Inc [Member] Series A Preferred Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member] Aspire Biopharma Inc [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Aspire Biopharma Inc [Member]	Retained Earnings [Member]	Aspire Biopharma Inc [Member]	Total
Balance at Dec. 30, 2023		$ 22,000				$ 957,500		$ (1,467,361)		$ (487,861)
Balance, shares at Dec. 30, 2023		440,000,000
Retroactive application of recapitalization, shares		(412,418,421)
Balance at Dec. 31, 2023	$ 22,000	$ 2,758			$ 957,500	976,742	$ (1,467,361)	(1,467,361)	$ (487,861)	(487,861)
Balance, shares at Dec. 31, 2023	440,000,000	27,581,579
Retroactive application of recapitalization		$ (19,242)				19,242
Issuance of common stock		$ 2				229,082				229,084
Issuance of common stock, shares		17,950
Net (loss) gain for the period								(230,970)		(230,970)
Balance at Mar. 31, 2024		$ 2,760				1,205,824		(1,698,331)		(489,747)
Balance, shares at Mar. 31, 2024		27,599,529
Balance at Dec. 31, 2023	$ 22,000	$ 2,758			957,500	976,742	(1,467,361)	(1,467,361)	(487,861)	(487,861)
Balance, shares at Dec. 31, 2023	440,000,000	27,581,579
Net (loss) gain for the period										(544,162)
Balance at Sep. 30, 2024		$ 2,760				1,234,385		(2,011,523)		(774,378)
Balance, shares at Sep. 30, 2024		27,601,767
Balance at Dec. 31, 2023	$ 22,000	$ 2,758			957,500	976,742	(1,467,361)	(1,467,361)	(487,861)	(487,861)
Balance, shares at Dec. 31, 2023	440,000,000	27,581,579
Issuance of common stock
Issuance of common stock, shares
Issuance of shares under working capital loans and non redemption agreements			$ 32		257,613				257,645
Issuance of shares under working capital loans and non redemption agreements, shares			322,059
Net (loss) gain for the period							(1,309,872)		(1,309,872)
Balance at Dec. 31, 2024	$ 22,000	$ 2,760	$ 32		1,215,113	1,234,385	(2,777,233)	(2,777,233)	(1,540,088)	(1,540,088)
Balance, shares at Dec. 31, 2024	440,000,000	27,601,767	322,059
Balance at Mar. 31, 2024		$ 2,760				1,205,824		(1,698,331)		(489,747)
Balance, shares at Mar. 31, 2024		27,599,529
Issuance of common stock						28,561				28,561
Issuance of common stock, shares		2,238
Net (loss) gain for the period								(96,923)		(96,923)
Balance at Jun. 30, 2024		$ 2,760				1,234,385		(1,795,254)		(558,109)
Balance, shares at Jun. 30, 2024		27,601,767
Net (loss) gain for the period								(216,269)		(216,269)
Balance at Sep. 30, 2024		$ 2,760				1,234,385		(2,011,523)		(774,378)
Balance, shares at Sep. 30, 2024		27,601,767
Net (loss) gain for the period								(765,710)		(765,710)
Balance at Dec. 31, 2024	$ 22,000	$ 2,760	$ 32		1,215,113	1,234,385	(2,777,233)	(2,777,233)	(1,540,088)	(1,540,088)
Balance, shares at Dec. 31, 2024	440,000,000	27,601,767	322,059
Issuance of shares under working capital loans and non redemption agreements		$ 554				(554)
Issuance of shares under working capital loans and non redemption agreements, shares		5,536,946
Net (loss) gain for the period		$ 0				0		(15,941,328)		(15,941,328)
Conversion of warrants		$ 574				(574)
Conversion of warrants, shares		5,735,717
Issuance of shares in Reverse Acquisition		$ 726				(4,603,302)				(4,602,576)
Issuance of shares in Reverse Acquisition, shares		7,257,513
Issuance of commitment fee shares under ELOC agreement		$ 110				(110)
Issuance of commitment fee shares under ELOC agreement, shares		1,106,527
Stock based compensation		$ 166				14,131,084				14,131,250
Stock based compensation, shares		1,662,500
Balance at Mar. 31, 2025		$ 4,890				10,760,929		(18,718,561)		(7,952,742)
Balance, shares at Mar. 31, 2025		48,900,970
Balance at Dec. 31, 2024	$ 22,000	$ 2,760	$ 32		$ 1,215,113	1,234,385	$ (2,777,233)	(2,777,233)	$ (1,540,088)	(1,540,088)
Balance, shares at Dec. 31, 2024	440,000,000	27,601,767	322,059
Net (loss) gain for the period										(19,773,114)
Balance at Sep. 30, 2025		$ 4,953				11,078,116		(22,550,347)		(11,467,278)
Balance, shares at Sep. 30, 2025		49,525,970
Balance at Mar. 31, 2025		$ 4,890				10,760,929		(18,718,561)		(7,952,742)
Balance, shares at Mar. 31, 2025		48,900,970
Net (loss) gain for the period								(1,981,293)		(1,981,293)
Shares issued pursuant to settlement agreement		$ 63				317,187				317,250
Shares issued pursuant to settlement agreement, shares		625,000
Balance at Jun. 30, 2025		$ 4,953				11,078,116		(20,699,854)		(9,616,785)
Balance, shares at Jun. 30, 2025		49,525,970
Net (loss) gain for the period								(1,850,493)		(1,850,493)
Balance at Sep. 30, 2025		$ 4,953				$ 11,078,116		$ (22,550,347)		$ (11,467,278)
Balance, shares at Sep. 30, 2025		49,525,970